6. Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
6. Convertible Notes Payable

As part of the recapitalization that occurred on March 13, 2012, the Company assumed from the public entity an aggregate of $20,000 of convertible notes bearing interest at 10% per annum.  Each note holder had the right, at its option and simultaneously with the first closing thereof, to convert all or a portion of the principal amount of the note into shares of the Company’s common stock at the conversion price of the next equity offering of the Company.  The notes meet the criteria of stock settled debt under ASC 480, “Distinguishing Liabilities from Equity”, and accordingly are presented at their fixed monetary amount of $20,000.  The convertible notes were past due as of the date of assumption and, accordingly, the Company was in default.  In April 2012, the convertible notes payable of $20,000 were converted into 20,000 common shares of the Company and, accordingly, the default was cured (See Note 9).

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable to an individual, another individual and a related party (the brother of Patrick Spada, the former Chairman of the Company), of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum.  Beginning March 31, 2012, the notes are convertible into common shares of the Company at the rate of $1.00 per share.  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue dates.  As these loans (now convertible promissory notes) are not due for at least 12 months after the balance sheet, they have been included in long-term liabilities as of June 30, 2012 (See Notes 5 and 11).

On March 13, 2012, the Company’s CEO made an investment of $300,000 in a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum.  The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company.  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date (See Note 11).

On February 29, 2012, (the "Effective Date") (and as amended on March 30, 2012) the Company retained the investment bank of Laidlaw & Company (UK) Ltd. ("Laidlaw") on an exclusive basis with certain "carve-out" provisions for the purpose of raising up to $6,000,000 (plus up to an additional $1,200,000 million to cover over-allotments at the option of Laidlaw) through two successive best-efforts private placements of the Company's securities.  The Phase One financing was an offering of up to 40 Units of $50,000 each and was to be completed by March 31, 2012, but was extended to May 31, 2012 (extended to June 30, 2012 per the March 30, 2012 amendment).  Each Unit consists of: (i) senior secured convertible notes (the "Convertible Notes"), bearing 10% interest, convertible into the Company's common shares at the lower of (a) $1.00 or (b) 95% of the per share purchase price of any shares of common stock (or common stock equivalents) issued on or after the original issue date of the note and (ii) five-year warrant to purchase that number of the Company's common shares equal to 25% of the number of shares issuable upon conversion of the Convertible Notes.  Mandatory conversion will occur on the initial closing of the Phase Two financing.  The Convertible Notes mature on June 30, 2012 (extended to September 30, 2012 per the March 30, 2012 amendment), carry provisions for price protection and require the Company to file a registration statement for the resale of the underlying common stock nine months after closing of the Phase Two offering.  For the Phase One financing, Laidlaw received a cash fee of 10% of aggregate funds raised along with a five-year warrant (the "Laidlaw Warrant") equal to 10% of the common stock reserved for issuance in connection with the Units.  Separately, Laidlaw required an activation fee of $25,000, of which $15,000 was paid upon execution of the agreement and the remaining $10,000 was paid as of May 18, 2012.  As of June 30, 2012, the Company, without the assistance of any broker dealer, raised $150,000 from the sale of 3.0 Units (including convertible notes payable and an estimated 37,500 warrants) from the Phase One financing and, raised another $1,289,527 (net of debt issuance costs of $266,473) from the sale of 31.12 Units (including convertible notes payable and an estimated 389,000 warrants) through Laidlaw.  The convertible note embedded conversion options did not qualify as derivatives since the conversion shares were not readily convertible to cash due to an inactive trading market and there was no beneficial conversion value since the conversion price equaled the fair value of the shares.

On May 1, 2012, the Company issued a convertible promissory note payable to a consultant in the amount of $49,825 in exchange for past services rendered, of which $38,175 pertains to the six months ended June 30, 2012.  The note bears interest at 0.19% per annum, matures September 30, 2012, and is convertible into the Company’s common shares at the lower (a) $1.00 or (b) the per share purchase price of any shares of common stock (or common stock equivalents) issued on or after the original issue date of the note.  The convertible note embedded conversion options did not qualify as derivatives since the conversion shares were not readily convertible to cash due to an inactive trading market and there was no beneficial conversion value since the conversion price equaled the fair value of the shares.

Convertible notes payable consisted of the following at June 30, 2012:

June 30, 2012

Notes payable - originating March 15, 2012 through March 23, 2012; no monthly payments required; bearing interest at 10%; maturing at September 30, 2012 [A]	150,000

Notes payable - originating April 27, 2012 through June 15, 2012; no monthly payments required; bearing interest at 10%; maturing at September 30, 2012	1,556,000

Note payable - originating May 1, 2012; no monthly payments required; bearing interest at 0.19%; maturing at September 30, 2012	49,825

Note payable - related party originating March 13, 2012; no monthly payments required; bearing interest at 0.19%; maturing at March 31, 2013	300,000

Note payable - originating February 25, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 25, 2014	100,000

Note payable - originating February 27, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 27, 2014	50,000

Note payable - related party originating February 29, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 29, 2014	50,000

Total	2,255,825

Less: Current maturities (includes $300,000 to related parties)	(2,055,825)

Amount due after one year (includes $50,000 to related parties)	$200,000

[A] - maturity date extended from June 30, 2012 to September 30, 2012.

Future maturities of the convertible notes payable are as follows:

Year Ending December 31,
2012	$1,755,825
2013	300,000
2014	200,000
$2,255,825

Notes Payable – Related Party

In June 2009, the Company borrowed an aggregate of $45,000 from an individual, who was an officer of the Company at that time, in exchange for notes payable bearing interest at 18% per annum.  The notes were due in October 2009 and became demand notes at that time.  For the years ended December 31, 2011 and 2010, interest expense of $2,393 and $7,126 was recognized on the notes.  As of December 31, 2011 and 2010, the balance of accrued interest was $0 and $6,953, which is included in accrued expenses.  As of December 31, 2011 and 2010, the balance due on the notes payable was $0 and $25,000, all of which is short-term (See Note 15).

Convertible Notes Payable

On March 6, 2011, the Company authorized the issuance of up to $350,000 of convertible notes that were convertible into Series B preferred shares at $0.95 per share, bearing interest of 6% per annum.  The notes were convertible beginning after the closing of the EGC Merger (See Note 1).  As of May 13, 2011, the Company had received an aggregate of $328,000 (of which $73,000 was received from related parties) from the sale of convertible notes.  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record.  In addition, the Company issued an aggregate of $22,000 (of which $16,000 was to related parties) of convertible notes for services rendered.  In May 2011, $350,000 of the convertible notes were converted into 368,411 Series B preferred shares (See Notes 12 and 15).

Notes payable consisted of the following at December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010

Note payable - related party originating June 15, 2009, monthly payment of interest only; interest at 18%	$-	$25,000

Note payable for vehicle, 72 monthly payments of $618; interest at 8.4% through March 2014	15,151	21,022

Less: Current maturities	(6,383)	(30,871)
Amount due after one year	$8,768	$15,151

Future maturities of the notes payable are as follows:

Year Ending December 31,
2012	$6,383
2013	6,940
2014	1,828
$15,151